Cover Page Document	May 05, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2021
Entity Registrant Name	Revance Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36297
Entity Tax Identification Number	77-0551645
Entity Address, Address Line One	1222 Demonbreun Street, Suite 1001
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	724-7755
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RVNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001479290
Amendment Flag	false
Current Fiscal Year End Date	--12-31